Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2020

IEI-QTLY-0121
1.870941.112

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	30,000	$2,092,263
AGL Energy Ltd.	162,644	1,611,749
Aristocrat Leisure Ltd.	623	14,661
Aurizon Holdings Ltd.	2,235,510	6,974,148
Australia & New Zealand Banking Group Ltd.	412,038	6,847,615
BHP Billiton Ltd.	372,355	10,383,597
Commonwealth Bank of Australia	42,666	2,476,392
CSL Ltd.	29,412	6,420,398
Fortescue Metals Group Ltd.	592,042	7,922,547
Goodman Group unit	494,811	6,784,875
Macquarie Group Ltd.	79,005	8,041,975
Magellan Financial Group Ltd.	33,111	1,438,378
Mirvac Group unit	400,000	757,540
National Australia Bank Ltd.	200,000	3,327,243
Qantas Airways Ltd.	504,798	1,993,543
Rio Tinto Ltd.	75,628	5,629,194
Suncorp Group Ltd.	314,000	2,325,661
The GPT Group unit	132,470	458,971
Wesfarmers Ltd.	207,689	7,538,856
Westpac Banking Corp.	200,000	2,932,919

TOTAL AUSTRALIA		85,972,525

Austria - 0.1%
Raiffeisen International Bank-Holding AG	36,604	698,418
Voestalpine AG	33,000	1,057,085

TOTAL AUSTRIA		1,755,503

Bailiwick of Jersey - 0.2%
Ferguson PLC	12,342	1,381,552
Glencore Xstrata PLC	631,702	1,780,928

TOTAL BAILIWICK OF JERSEY		3,162,480

Belgium - 1.4%
Ageas	143,225	7,012,388
Colruyt NV	42,814	2,551,789
Galapagos Genomics NV (a)	10,797	1,322,621
KBC Groep NV	13,682	952,428
Solvay SA Class A	8,000	913,811
UCB SA	54,742	5,858,090

TOTAL BELGIUM		18,611,127

Bermuda - 0.1%
Kerry Properties Ltd.	321,423	823,493
Cayman Islands - 1.5%
BeiGene Ltd. ADR (a)	15,100	3,860,919
Cheung Kong Property Holdings Ltd.	959,828	5,244,851
CK Hutchison Holdings Ltd.	614,500	4,457,352
Sands China Ltd.	924,800	3,779,778
WH Group Ltd. (b)	1,716,500	1,398,385

TOTAL CAYMAN ISLANDS		18,741,285

Denmark - 3.1%
A.P. Moller - Maersk A/S:
Series A	358	675,935
Series B	3,451	7,035,280
Carlsberg A/S Series B	17,503	2,607,070
Coloplast A/S Series B	15,136	2,262,760
DSV Panalpina A/S	10,920	1,719,535
Genmab A/S (a)	5,300	2,038,226
H Lundbeck A/S	10,122	309,382
Novo Nordisk A/S Series B	112,234	7,522,248
Novozymes A/S Series B	54,864	3,133,526
Pandora A/S	73,264	7,345,793
Vestas Wind Systems A/S	24,023	4,896,212

TOTAL DENMARK		39,545,967

Finland - 0.4%
Neste Oyj	51,113	3,415,386
Orion Oyj (B Shares)	40,000	1,881,456

TOTAL FINLAND		5,296,842

France - 11.8%
Accor SA (a)	141,000	4,841,445
Alstom SA (a)(c)	70,559	3,805,728
Amundi SA (b)	6,943	552,193
Arkema SA	23,879	2,780,870
bioMerieux SA	5,291	761,218
BNP Paribas SA (a)	215,659	10,977,303
Bouygues SA	33,000	1,308,689
CNP Assurances	28,080	445,544
Compagnie de St. Gobain (a)	161,471	7,649,172
Dassault Systemes SA	13,197	2,437,331
EDF SA	358,181	5,442,878
Eiffage SA (a)	62,816	6,141,358
Eutelsat Communications (c)	226,599	2,494,050
Hermes International SCA	8,552	8,320,728
ICADE	12,000	886,798
Iliad SA	2,133	432,523
Ipsen SA	6,000	576,228
Kering SA	14,852	10,722,703
L'Oreal SA	36,510	13,439,185
Legrand SA	34,888	2,954,333
LVMH Moet Hennessy Louis Vuitton SE (c)	31,752	18,238,215
Natixis SA (a)	504,047	1,549,541
Orange SA (c)	415,714	5,262,135
Renault SA	25,968	1,030,977
Sanofi SA	70,551	7,111,458
Sanofi SA sponsored ADR	50,057	2,512,861
Sartorius Stedim Biotech	6,859	2,473,162
Schneider Electric SA	90,692	12,635,710
SCOR SE	18,370	625,022
SEB SA	3,000	531,425
Total SA	226,905	9,631,068
Valeo SA	36,667	1,414,606
Wendel SA	6,472	731,238

TOTAL FRANCE		150,717,695

Germany - 7.1%
Allianz SE	6,841	1,603,429
BASF AG	24,000	1,754,606
Bayerische Motoren Werke AG (BMW)	94,000	8,156,331
Beiersdorf AG	34,416	3,853,681
Brenntag AG	58,670	4,492,849
Commerzbank AG	280,000	1,728,297
Continental AG	31,398	4,249,746
Daimler AG:
ADR	39,247	659,546
(Germany)	72,463	4,851,493
Deutsche Lufthansa AG (a)(c)	145,000	1,671,692
Deutsche Post AG	25,748	1,242,039
Deutsche Telekom AG	298,232	5,384,155
HeidelbergCement AG	104,311	7,379,546
Henkel AG & Co. KGaA	6,216	599,736
Hochtief AG	18,854	1,814,392
Infineon Technologies AG	96,000	3,386,972
Merck KGaA	10,000	1,596,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,528	7,073,830
Nemetschek Se	42,000	3,316,632
SAP SE	80,778	9,751,223
SAP SE sponsored ADR	8,070	977,761
Siemens AG	17,177	2,292,693
Siemens Healthineers AG (b)	13,360	614,143
TeamViewer AG (a)(b)	32,300	1,539,849
Telefonica Deutschland Holding AG	538,848	1,487,367
Volkswagen AG	3,302	610,343
Vonovia SE	22,136	1,513,650
Zalando SE (a)(b)	71,766	7,289,785

TOTAL GERMANY		90,892,588

Hong Kong - 2.1%
AIA Group Ltd.	946,832	10,390,902
Galaxy Entertainment Group Ltd.	107,000	811,893
Henderson Land Development Co. Ltd.	1,118,584	4,702,948
Hong Kong Exchanges and Clearing Ltd.	81,100	4,027,989
Techtronic Industries Co. Ltd.	527,000	6,727,658

TOTAL HONG KONG		26,661,390

Ireland - 0.1%
Flutter Entertainment PLC (Ireland)	7,319	1,357,962
Israel - 0.9%
Check Point Software Technologies Ltd. (a)(c)	34,800	4,095,264
NICE Systems Ltd. (a)	7,601	1,827,466
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	420,000	3,994,200
Wix.com Ltd. (a)	4,312	1,101,414

TOTAL ISRAEL		11,018,344

Italy - 2.3%
Enel SpA	989,829	9,930,782
Intesa Sanpaolo SpA	2,200,282	5,096,878
Leonardo SpA	381,945	2,772,619
Mediobanca SpA	208,181	1,867,623
Nexi SpA (a)(b)	119,000	2,246,917
Poste Italiane SpA (b)	167,582	1,721,999
Snam Rete Gas SpA	718,029	4,055,583
UniCredit SpA	159,179	1,652,266

TOTAL ITALY		29,344,667

Japan - 23.8%
Agc, Inc.	98,900	3,287,757
Amada Co. Ltd.	191,200	1,832,767
Asahi Kasei Corp.	268,630	2,455,934
Astellas Pharma, Inc.	185,425	2,641,109
Bandai Namco Holdings, Inc.	32,400	2,948,665
Calbee, Inc.	35,900	1,061,234
Central Japan Railway Co.	9,200	1,169,237
Chugai Pharmaceutical Co. Ltd.	65,400	3,163,221
Dai Nippon Printing Co. Ltd.	222,280	4,146,629
Dai-ichi Mutual Life Insurance Co.	185,267	2,918,817
Daicel Chemical Industries Ltd.	102,100	714,461
Daiichi Sankyo Kabushiki Kaisha	40,500	1,433,917
Daikin Industries Ltd.	8,000	1,811,918
Dainippon Sumitomo Pharma Co. Ltd.	30,000	378,320
DENSO Corp.	24,400	1,150,372
East Japan Railway Co.	30,200	1,867,811
Fujitsu Ltd.	53,255	7,367,198
Hirose Electric Co. Ltd.	10,000	1,410,600
Hoya Corp.	80,184	10,663,554
Isuzu Motors Ltd.	225,500	2,191,933
Itochu Corp.	33,400	881,402
ITOCHU Techno-Solutions Corp.	8,000	282,090
Japan Airlines Co. Ltd.	25,000	471,344
Japan Post Holdings Co. Ltd.	976,577	7,227,744
Japan Post Insurance Co. Ltd.	242,600	4,036,055
Japan Prime Realty Investment Corp.	300	878,911
Japan Real Estate Investment Corp.	529	2,740,149
JTEKT Corp.	354,900	2,750,870
Kakaku.com, Inc.	45,500	1,272,994
Kamigumi Co. Ltd.	221,500	3,822,262
KDDI Corp.	175,420	4,991,818
Keyence Corp.	3,100	1,580,576
Kurita Water Industries Ltd.	20,000	737,890
Kyocera Corp.	35,000	1,992,996
LIXIL Group Corp.	138,200	3,307,092
Marubeni Corp.	866,350	5,033,314
Mazda Motor Corp.	563,900	3,331,808
Medipal Holdings Corp.	275,557	5,167,815
Mercari, Inc.(a)	28,600	1,306,084
Mitsubishi Electric Corp.	292,058	4,279,010
Mitsubishi Heavy Industries Ltd.	27,900	626,496
Mitsubishi UFJ Financial Group, Inc.	1,848,412	7,887,759
Mitsubishi UFJ Lease & Finance Co. Ltd.	763,371	3,502,368
New Hampshire Foods Ltd.	20,000	851,769
Nexon Co. Ltd.	180,400	5,440,829
Nintendo Co. Ltd.	17,000	9,645,499
Nippon Express Co. Ltd.	32,900	2,192,459
Nippon Yusen KK	280,600	6,095,057
Nissan Motor Co. Ltd. sponsored ADR	87,636	825,531
Nissin Food Holdings Co. Ltd.	8,200	676,779
Nitori Holdings Co. Ltd.	2,500	531,542
Nitto Denko Corp.	91,800	7,569,299
Nomura Holdings, Inc.	1,395,900	7,003,037
Nomura Research Institute Ltd.	188,900	6,387,552
Obayashi Corp.	230,300	2,027,140
OBIC Co. Ltd.	17,100	3,845,114
Olympus Corp.	330,200	7,127,531
ORIX Corp.	75,632	1,119,458
Otsuka Corp.	71,200	3,452,726
Otsuka Holdings Co. Ltd.	41,200	1,670,660
Panasonic Corp.	138,500	1,468,868
Persol Holdings Co. Ltd.	60,000	1,094,553
Pigeon Corp.	14,100	629,231
Rakuten, Inc.	114,000	1,274,095
Renesas Electronics Corp. (a)	201,700	1,787,387
ROHM Co. Ltd.	18,000	1,496,734
Ryohin Keikaku Co. Ltd.	125,800	2,581,625
SCSK Corp.	18,800	1,123,839
Secom Co. Ltd.	63,500	6,336,832
Sega Sammy Holdings, Inc.	85,200	1,194,617
Sekisui House Ltd.	152,600	2,736,294
SG Holdings Co. Ltd.	35,600	1,065,159
Shimamura Co. Ltd.	14,600	1,504,309
Shin-Etsu Chemical Co. Ltd.	57,600	9,436,387
SoftBank Corp.	580,000	7,146,107
SoftBank Group Corp.	118,000	8,132,127
Sony Corp.	16,700	1,556,197
Sony Corp. sponsored ADR	97,244	9,071,893
Sumitomo Mitsui Financial Group, Inc.	204,892	5,891,171
Sumitomo Rubber Industries Ltd.	120,500	1,063,576
Taiheiyo Cement Corp.	57,200	1,530,889
TDK Corp.	55,900	7,850,887
Tokyo Century Corp.	11,600	763,953
Tokyo Electron Ltd.	33,100	11,249,163
Toppan Printing Co. Ltd.	283,400	3,858,332
Tosoh Corp.	69,300	1,085,343
Toto Ltd.	64,400	3,641,943
Toyo Suisan Kaisha Ltd.	49,600	2,439,620
Toyoda Gosei Co. Ltd.	67,400	1,826,314
Toyota Motor Corp.	95,059	6,415,565
Unicharm Corp.	28,000	1,360,063
Welcia Holdings Co. Ltd.	18,400	741,567
Yamato Holdings Co. Ltd.	173,200	4,366,633
Yamazaki Baking Co. Ltd.	37,000	613,887
Zozo, Inc.	35,800	892,160

TOTAL JAPAN		304,413,603

Luxembourg - 0.2%
Aroundtown SA	313,287	2,168,278
Netherlands - 5.2%
Adyen BV (a)(b)	1,000	1,910,153
AerCap Holdings NV (a)	66,086	2,429,321
Akzo Nobel NV	7,763	822,028
ASML Holding NV (Netherlands)	35,115	15,256,904
Fiat Chrysler Automobiles NV (Italy)	539,220	8,433,265
Heineken Holding NV	52,757	4,860,641
Heineken NV (Bearer)	38,354	4,043,446
Koninklijke Ahold Delhaize NV	267,188	7,639,250
Koninklijke Philips Electronics NV	185,480	9,558,414
STMicroelectronics NV (France)	100,838	3,972,444
Wolters Kluwer NV	89,390	7,483,595

TOTAL NETHERLANDS		66,409,461

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	240,568	6,059,211
Norway - 0.2%
DNB ASA	128,113	2,310,035
Norsk Hydro ASA	250,000	1,012,314

TOTAL NORWAY		3,322,349

Singapore - 1.8%
ComfortDelgro Corp. Ltd.	2,602,167	3,201,413
DBS Group Holdings Ltd.	358,400	6,734,280
Genting Singapore Ltd.	6,656,660	4,119,620
Suntec (REIT)	1,401,400	1,577,835
United Overseas Bank Ltd.	428,855	7,197,947

TOTAL SINGAPORE		22,831,095

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	149,550	4,724,726
Aena Sme SA (a)(b)	6,248	1,017,849
Banco Bilbao Vizcaya Argentaria SA	623,359	2,886,509
Endesa SA	43,973	1,263,897
Iberdrola SA	713,459	9,794,161
Red Electrica Corporacion SA	36,899	754,329
Telefonica SA	1,256,084	5,487,270

TOTAL SPAIN		25,928,741

Sweden - 3.7%
Atlas Copco AB:
(A Shares) (c)	99,126	5,014,839
(B Shares)	84,478	3,741,365
Essity AB Class B	155,666	4,946,922
Husqvarna AB (B Shares)	141,861	1,519,235
Kinnevik AB (B Shares)	69,214	3,447,838
Sandvik AB	263,134	5,934,487
Skandinaviska Enskilda Banken AB (A Shares) (a)	633,078	6,683,159
SKF AB (B Shares)	218,543	5,397,270
Swedish Match Co. AB	33,747	2,730,196
Volvo AB (B Shares)	328,840	7,489,865

TOTAL SWEDEN		46,905,176

Switzerland - 9.3%
ABB Ltd. (Reg.)	173,172	4,580,007
Adecco SA (Reg.)	22,200	1,342,036
Clariant AG (Reg.)	55,991	1,123,781
Coca-Cola HBC AG	72,485	2,070,507
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	12,618	2,489
Series A	6,309	526,972
Credit Suisse Group AG	709,503	8,986,829
Ems-Chemie Holding AG	2,367	2,161,802
Geberit AG (Reg.)	4,188	2,520,732
Givaudan SA	840	3,441,003
Kuehne & Nagel International AG	10,507	2,378,397
LafargeHolcim Ltd. (Reg.)	108,510	5,695,356
Nestle SA (Reg. S)	259,619	29,081,095
Novartis AG	239,688	21,700,282
Roche Holding AG (participation certificate)	46,745	15,353,258
Siemens Energy AG (a)	29,064	859,805
Sonova Holding AG Class B	20,984	5,211,514
Swiss Prime Site AG	9,285	836,548
Swisscom AG	1,238	655,133
UBS Group AG	774,238	10,981,880

TOTAL SWITZERLAND		119,509,426

United Kingdom - 13.3%
Admiral Group PLC	25,672	966,985
Anglo American PLC (United Kingdom)	325,551	9,479,995
AstraZeneca PLC (United Kingdom)	70,721	7,399,883
Auto Trader Group PLC (b)	179,436	1,334,624
Aviva PLC	1,149,299	4,865,899
BAE Systems PLC	788,302	5,259,395
Barclays PLC (a)	2,676,662	4,750,415
Barratt Developments PLC	430,226	3,527,158
Berkeley Group Holdings PLC	40,913	2,500,752
BHP Billiton PLC	323,985	7,325,516
BP PLC sponsored ADR	372,154	7,279,332
British American Tobacco PLC (United Kingdom)	40,487	1,425,234
BT Group PLC	2,166,421	3,353,428
Burberry Group PLC	184,443	4,226,462
Diageo PLC	196,388	7,560,152
Evraz PLC	234,042	1,176,093
GlaxoSmithKline PLC	327,000	5,934,990
GlaxoSmithKline PLC sponsored ADR	107,945	3,971,297
Hikma Pharmaceuticals PLC	68,412	2,363,098
HSBC Holdings PLC:
(United Kingdom)	166,085	854,591
sponsored ADR (c)	349,046	9,036,801
Imperial Brands PLC	181,300	3,272,867
InterContinental Hotel Group PLC (a)	25,000	1,542,407
J Sainsbury PLC	600,000	1,674,813
John David Group PLC	131,078	1,345,060
Kingfisher PLC	582,065	2,113,843
Legal & General Group PLC	879,646	2,904,921
Lloyds Banking Group PLC	3,541,813	1,663,290
Melrose Industries PLC (a)	714,546	1,429,762
National Grid PLC	330,582	3,702,039
Persimmon PLC	102,177	3,585,620
Prudential PLC ADR (c)	44,766	1,396,252
RELX PLC (London Stock Exchange)	80,042	1,852,262
Rio Tinto PLC	148,492	9,693,438
Royal Dutch Shell PLC:
rights 12/31/49 (a)(d)	519,329	87,422
rights 12/31/49 (a)(d)	482,099	81,155
Class A (United Kingdom)	519,329	8,706,221
Class B (United Kingdom)	322,099	5,173,068
Severn Trent PLC	18,272	577,447
Smith & Nephew PLC	190,852	3,686,295
Tate & Lyle PLC	654,911	5,532,526
Taylor Wimpey PLC	1,429,709	2,909,719
Unilever PLC	62,018	3,766,685
United Utilities Group PLC	232,418	2,768,371
Vodafone Group PLC	2,317,309	3,781,012
Whitbread PLC	49,000	1,964,214
WM Morrison Supermarkets PLC	243,346	579,114

TOTAL UNITED KINGDOM		170,381,923

United States of America - 0.5%
AstraZeneca PLC sponsored ADR	133,186	7,050,867
TOTAL COMMON STOCKS
(Cost $1,083,876,173)		1,258,881,998

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	71,117	7,651,148
Sartorius AG (non-vtg.)	1,839	838,506
Volkswagen AG	17,984	3,018,757
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,191,411)		11,508,411

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.09% (e)	2,060,150	2,060,562
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	51,865,434	51,870,620
TOTAL MONEY MARKET FUNDS
(Cost $53,931,182)		53,931,182
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $1,148,998,766)		1,324,321,591
NET OTHER ASSETS (LIABILITIES) - (3.4)%(g)		(44,053,248)
NET ASSETS - 100%		$1,280,268,343

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	100	Dec. 2020	$10,165,000	$936,576	$936,576

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,625,897 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $768,240 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,262
Fidelity Securities Lending Cash Central Fund	42,552
Total	$44,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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